Income Taxes - Schedule of Reconciliation of Provision for Income Taxes (Details)	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Income Tax Disclosure [Abstract]
Profit (loss) before income taxes	$ 75,704,173	$ 9,726,487	$ (19,429,233)	$ 6,777,190
Hong Kong Profits Tax rate	16.50%	16.50%	16.50%	16.50%
Income taxes computed at Hong Kong Profits Tax rate	$ 12,491,190	$ 1,604,871	$ (3,205,824)	$ 1,118,236
Reconciling items:
Tax effect of income that is not taxable	4,462	573	(24,777)	(42,605)
Tax effect of expenses that are not deductible	43,688	5,613	527,337	587,035
The effect of tax rates in different tax jurisdictions	(16,821,462)	(2,161,225)	2,241,106	4,950
Research and development credit	0	0	(1,644,560)	(1,529,698)
Change in valuation allowance	1,244,906	159,946	2,852,133	0
Tax credits	(3,000)	(385)	0	0
Others	(315)	(41)	36,344	10,391
Total income tax expense	$ (3,040,531)	$ (390,648)	$ 781,759	$ 148,309